ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

Starbox Group Holdings Ltd. (“Starbox Group” or the “Company”), through its wholly-owned subsidiaries, is engaged in connecting retail merchants with individual online and offline shoppers (“retail shoppers”) to facilitate transactions through cash rebates offered by retail merchants, providing digital advertising services to retail merchants, and providing payment solution services to merchants. The Company has also expanded its business to marketing and software development sectors. The Company’s current principal operations and geographic markets are substantially located in Malaysia.

Organization

Starbox Group was incorporated as an exempted company limited by shares under the laws of the Cayman Islands on September 13, 2021.

Prior to the reorganization on May 23, 2023 described below, Starbox Group owned 100% of the equity interests in Starbox Holdings Berhad (“Starbox Berhad”), a limited liability company formed under the laws of Malaysia on July 24, 2019.

Starbox Group and Starbox Berhad are currently not engaged in any active business operations and are merely acting as holding companies.

Starbox Berhad owns 100% of the equity interests in the following entities: (i) StarboxTV Sdn. Bhd. (“StarboxSB”) formed in Kuala Lumpur, Malaysia, on July 23, 2019 to provide digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development services; (ii) Starbox Rebates Sdn. Bhd. (“StarboxGB”) formed in Kuala Lumpur, Malaysia, on July 24, 2019 to facilitate online and offline transactions between retail shoppers and retail merchants through cash rebate programs offered by retail merchants, provide comprehensive marketing services, and software development services; and (iii) Paybats Sdn. Bhd. (“StarboxPB”) formed in Kuala Lumpur, Malaysia, on May 21, 2019 to provide payment solution services to merchants.

Reorganization

A reorganization of the Company’s legal structure was completed on November 17, 2021. The reorganization involved the incorporation of Starbox Group, and the transfer of 100% of the equity interests in Starbox Berhad and its subsidiaries from its original shareholders to Starbox Group. Consequently, Starbox Group became the ultimate holding company of all other entities mentioned above.

The reorganization on November 17, 2021 has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

On May 23, 2023, Starbox Group completed a further reorganization. The reorganization consisted of (i) the acquisitions of Starbox International Ltd., a British Virgin Islands company (“Starbox International”), and Starbox Global Ltd., a British Virgin Islands company (“Starbox Global”), both of which became wholly owned by the Company (the acquisitions of Starbox International and Starbox Global, collectively, the “Starbox Acquisitions”), and (ii) share transfer transactions between the Company and Starbox International, in which the Company transferred all of the issued share capital in Starbox Berhad to Starbox International in exchange for RM1.00. On April 19, 2023, the Company entered into two share transfer agreements with Choo Keam Hui, whereby Choo Keam Hui transferred 50,000 shares of US$1.00 par value each in the capital of Starbox International to the Company, and Choo Keam Hui transferred 50,000 shares of US$1.00 par value each in the capital of Starbox Global to the Company.

The reorganization on May 23, 2023 has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The following diagram illustrates the Company’s corporate structure after the reorganizations:

The consolidated financial statements of the Company as of March 31, 2023 include the following entities:

Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox International	March 29, 2023	BVI	100%	Investment holding

Starbox Global	March 29, 2023	BVI	100%	Investment holding

Starbox Berhad	July 24, 2019	Malaysia	100%	Investment holding

StarboxGB	July 24, 2019	Malaysia	100%	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development

StarboxSB	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development

StarboxPB	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization

On October 17, 2022, One Eighty Holdings Ltd. (“One Eighty Ltd”) was incorporated as an exempted company under the laws of the Cayman Islands by its then sole shareholder. One Eighty Ltd is not engaged in any active business operations and is merely acting as a holding company.

One Eighty Holdings Sdn. Bhd. (“One Eighty Holdings”) was incorporated as a private limited company under the laws of Malaysia on October 14, 2022 by the same sole shareholder. One Eighty Holdings is currently not engaged in any active business operations and is merely acting as a holding company.

180 Degrees Brandcom Sdn. Bhd. (“180 Degrees”), owned by the same shareholder, was formed in Kuala Lumpur, Malaysia, on March 28, 2013 to provide digital marketing, advertising consulting, and design services to business clients.

Media Elements Sdn. Bhd. (“Media Elements”), owned by the same shareholder, was formed in Kuala Lumpur, Malaysia, on October 4, 2002 to provide online and offline advertisement, social media, and big data management services to business clients.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on May 10, 2023.

The reorganization involved (i) the transfer of 100% of the equity interests in 180 Degrees and Media Elements to One Eighty Holdings on April 7, 2023, and (ii) the transfer of 100% of the equity interests in One Eighty Holdings to One Eighty Ltd on May 10, 2023.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled all these entities before and after the Reorganization. The consolidation of One Eighty Ltd and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of inter-company transactions.

Business

One Eighty Ltd and its wholly-owned subsidiaries (the “Company”) provide tech-enabled digital marketing and branding services in Southeast Asia. The Company’s current principal operations and geographic markets are substantially located in Malaysia.

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization

On October 17, 2022, One Eighty Holdings Ltd. (“One Eighty Ltd”) was incorporated as an exempted company under the laws of the Cayman Islands by its then sole shareholder. One Eighty Ltd is not engaged in any active business operations and is merely acting as a holding company.

One Eighty Holdings Sdn. Bhd. (“One Eighty Holdings”) was incorporated as a private limited company under the laws of Malaysia on October 14, 2022 by the same sole shareholder. One Eighty Holdings is currently not engaged in any active business operations and is merely acting as a holding company.

180 Degrees Brandcom Sdn. Bhd. (“180 Degrees”), owned by the same shareholder, was formed in Kuala Lumpur, Malaysia, on March 28, 2013 to provide digital marketing, advertising consulting, and design services to business clients.

Media Elements Sdn. Bhd. (“Media Elements”), owned by the same shareholder, was formed in Kuala Lumpur, Malaysia, on October 4, 2002 to provide online and offline advertisement, social media, and big data management services to business clients.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on May 10, 2023.

The reorganization involved (i) the transfer of 100% of the equity interests in 180 Degrees and Media Elements to One Eighty Holdings on April 7, 2023, and (ii) the transfer of 100% of the equity interests in One Eighty Holdings to One Eighty Ltd on May 10, 2023.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled all these entities before and after the Reorganization. The consolidation of One Eighty Ltd and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of inter-company transactions.

Business

One Eighty Ltd and its wholly-owned subsidiaries (the “Company”) provide tech-enabled digital marketing and branding services in Southeast Asia. The Company’s current principal operations and geographic markets are substantially located in Malaysia.